Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 10 – Subsequent Events

On July 25, 2015, the Company entered into a bridge financing arrangement with a related party for a convertible note of $120,000. This note is unsecured and carries a twelve percent interest rate due December 31, 2015 and may be converted into shares of the Company’s common stock at a conversion price of $4.80. The Company also issued 150,000 common stock warrants at a strike price of $4.80 per share in connection with this financing.

On July 31, 2015, the Company entered into a bridge financing arrangement with Increasive Ventures BV for an original discount convertible note of $1,250,000. This note is unsecured and carries a twelve percent interest rate due December 31, 2015 and may be converted into shares of the Company’s Stock at a conversion price of $4.80. The Company also issued 1,500,000 common stock warrants at a strike price of $4.80 per share in connection with this financing.

Note 14. Subsequent Events

On January 6th 2015, the Company issued 43,503 common shares to convert $417,736 of convertible debt and accrued interest.

In January 2015, the Company sold 833 common shares for cash for a total consideration of $7,500.

In January 2015, the outstanding 1,667 warrants were exercised for $15,000 and 1,667 common shares were issued to the holder.

In January 2015, the Company issued a convertible note amounting to $78,750. The note is subject to annual interest of 8%, has a term of one (1) year and is convertible to common stock at a price equal to 58% of the lowest closing bid prices for the last 15 trading days prior to conversion.

In January and February 2015, the Company convertible notes to an investor group up to an amount of $250,000. The proceeds from the notes will be advanced in three tranches, as follows: $125,000 by January 6, 2015, $75,000 by February 15, 2015 and $50,000 by April 15, 2015. The Company only received proceeds of $150,000 to date.

The notes have a maturity of one (1) year and interest rate of 10% per annum and are convertible at a price of 50% of the average closing bid prices on the primary trading market on which the Company’s Common Stock is then listed. In conjunction with the notes the Company may issue up to 50,000 warrants to the investors with a strike price of $6.00 per share. The warrants are cashless and exercisable for a period of five (5) years from closing. The Company also issued a banking advisory fee of 11,667 shares of common stock of the Company to the investors.

During February and March 2015, pursuant to a Securities Purchase Agreement (the “Securities Purchase Agreement”) between the Company and Magna Equities II, LLC (“Magna Equities II”), the Company issued to Magna Equities II a convertible promissory note (the “Magna Equities II Note”) in the aggregate principal amount of $175,000. $100,000 was funded on February 27, 2015 and $75,000 was funded on March 2, 2015. The principal due under the Magna Equities II Note accrues interest at a rate of 12% per annum. All principal and accrued interest under the Magna Equities II Note must be repaid one year from the funding set forth above. All principal and accrued interest under the Magna Equities II Note is convertible into shares of Common Stock at a conversion price equal to the lesser of (i) a 40% discount from the lowest daily trading price in the five (5) trading days prior to conversion, or (ii) a fixed price of $15.00.

On March 16, 2015 the Company issued a convertible promissory note (the “Magna Equities II Note”) in the aggregate principal amount of $44,500 under the same terms as the previous note.

On March 2, 2015 (the “Issue Date”), pursuant to a Securities Exchange Agreement (the “Securities Exchange Agreement”) between the Company and Magna Equities I, LLC (“Magna Equities I”), the Company issued to Magna Equities I a convertible promissory note (the “Magna Equities I Note”) in the aggregate principal amount of $200,000, in exchange for $200,000 of existing debt of the Company that Magna Equities I purchased from third parties. The Magna Equities I Note accrues interest at a rate of ten percent per annum. All principal and accrued interest under the Magna Equities I Note is due on March 2, 2016. All principal and accrued interest under the Magna Equities I Note is convertible into shares of common stock of the Company, par value $0.001 per share (the “Common Stock”), at a conversion price equal to a 40% discount from the lowest daily trading price in five (5) trading days prior to conversion. At any time during the period beginning on the Issue Date and ending on the date which is ninety (90) days thereafter, the Company may prepay any portion of the principal amount and accrued interest at 135% of such amount upon three (3) days’ written notice to Magna Equities I. In addition, beginning on the date which is thirty (30) calendar days after the Issue Date, Magna Equities I shall be obligated to purchase an additional $200,000 of Magna Equities I Notes every thirty (30) calendar days, up to a total of $1 million in additional purchases.

In April 2015, the Company sold to an accredited investor 13,333 common shares and 3,333 warrants for cash for a total consideration of $100,000. That warrants have a strike price of $15.00 per share and a cashless exercise provision for a period of three (3) years from closing. In the event Company shall reach a minimum total market capitalization of $100,000,000 on a major U.S. stock exchange, and maintain such minimum for five (5) consecutive trading days, then the investor shall also receive a grant of 1,667 additional common shares.